Net Defined Benefit Liability (Asset) - Summary Of Changes In The Carrying Value Of Defined Benefit Obligation (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
Current service cost		₩ 161,468	₩ 143,051	₩ 132,302
Past service cost	[1]	28,060	0	0
Interest cost		(2,014)	(14,022)	(18,867)
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance		1,751,605	1,574,087	1,377,545
Changes in net defined benefit liability (asset) [abstract]
Current service cost		161,468	143,051	132,302
Financial assumptions		(36,629)	88,078	70,284
Interest cost		76,312	70,959	72,683
Demographic assumptions		2,767	(264)	0
Experience adjustments		37,161	(18,547)	13,926
Retirement benefit paid		(136,267)	(101,008)	(92,146)
Foreign currencies translation adjustments		779	401	80
Changes due to business combinations		101,464	0	0
Others		(4,194)	(5,152)	(587)
Ending balance		₩ 1,982,526	₩ 1,751,605	₩ 1,574,087

[1]	This was caused by changes in the criteria for assessing ordinary wages during the year ended December 31, 2025.